LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–0.95%
Curtiss-Wright Corp.	6,999	$1,791,324
General Dynamics Corp.	5,349	1,511,039
Huntington Ingalls Industries, Inc.	5,234	1,525,554
Lockheed Martin Corp.	7,357	3,346,479
Textron, Inc.	64,986	6,234,107
		14,408,503
Air Freight & Logistics–0.62%
Expeditors International of Washington, Inc.	34,023	4,136,176
FedEx Corp.	18,445	5,344,254
		9,480,430
Airlines–0.11%
†United Airlines Holdings, Inc.	34,335	1,643,960
		1,643,960
Automobiles–2.17%
Ford Motor Co.	292,522	3,884,692
General Motors Co.	387,378	17,567,593
†Tesla, Inc.	65,399	11,496,490
		32,948,775
Banks–3.00%
Bank of America Corp.	42,215	1,600,793
Citigroup, Inc.	140,404	8,879,149
Fifth Third Bancorp	52,008	1,935,218
JPMorgan Chase & Co.	140,591	28,160,377
Pinnacle Financial Partners, Inc.	19,766	1,697,504
Synovus Financial Corp.	40,239	1,611,974
Webster Financial Corp.	32,782	1,664,342
		45,549,357
Beverages–1.14%
Coca-Cola Co.	24,275	1,485,144
Molson Coors Beverage Co. Class B	62,195	4,182,614
†Monster Beverage Corp.	35,132	2,082,625
PepsiCo, Inc.	54,279	9,499,368
		17,249,751
Biotechnology–3.30%
AbbVie, Inc.	100,996	18,391,372
Amgen, Inc.	22,612	6,429,044
†Exelixis, Inc.	98,420	2,335,507
Gilead Sciences, Inc.	108,567	7,952,533
†Regeneron Pharmaceuticals, Inc.	5,032	4,843,250
†United Therapeutics Corp.	10,123	2,325,455
†Vertex Pharmaceuticals, Inc.	18,554	7,755,757
		50,032,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.63%
†Builders FirstSource, Inc.	28,223	$5,885,907
Masco Corp.	19,678	1,552,200
Owens Corning	12,980	2,165,064
		9,603,171
Capital Markets–2.80%
Affiliated Managers Group, Inc.	10,813	1,810,853
Ameriprise Financial, Inc.	11,121	4,875,891
Bank of New York Mellon Corp.	257,869	14,858,412
BlackRock, Inc.	1,813	1,511,498
Cboe Global Markets, Inc.	35,468	6,516,536
CME Group, Inc.	6,772	1,457,944
Goldman Sachs Group, Inc.	3,772	1,575,527
Moody's Corp.	3,884	1,526,528
SEI Investments Co.	21,463	1,543,190
State Street Corp.	45,915	3,550,148
Stifel Financial Corp.	18,776	1,467,720
T Rowe Price Group, Inc.	14,571	1,776,496
		42,470,743
Chemicals–1.75%
CF Industries Holdings, Inc.	24,444	2,033,985
Ecolab, Inc.	6,498	1,500,388
Linde PLC	18,035	8,374,011
LyondellBasell Industries NV Class A	14,737	1,507,301
Mosaic Co.	109,568	3,556,577
PPG Industries, Inc.	22,802	3,304,010
Sherwin-Williams Co.	18,026	6,260,971
		26,537,243
Commercial Services & Supplies–0.44%
Cintas Corp.	5,304	3,644,007
Republic Services, Inc.	7,906	1,513,525
Waste Management, Inc.	6,997	1,491,410
		6,648,942
Communications Equipment–1.25%
†Arista Networks, Inc.	7,682	2,227,627
Cisco Systems, Inc.	226,441	11,301,670
†F5, Inc.	20,453	3,877,684
Motorola Solutions, Inc.	4,496	1,595,990
		19,002,971
Construction & Engineering–0.19%
EMCOR Group, Inc.	8,354	2,925,571
		2,925,571
Consumer Finance–0.50%
Capital One Financial Corp.	11,056	1,646,128
Synchrony Financial	138,766	5,983,590
		7,629,718
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.21%
AptarGroup, Inc.	10,485	$1,508,687
Packaging Corp. of America	8,576	1,627,553
		3,136,240
Diversified Consumer Services–0.10%
H&R Block, Inc.	30,741	1,509,691
		1,509,691
Diversified Financial Services–5.30%
†Berkshire Hathaway, Inc. Class B	61,599	25,903,612
†Corpay, Inc.	4,982	1,537,146
Equitable Holdings, Inc.	42,013	1,596,914
†Fiserv, Inc.	9,921	1,585,574
Mastercard, Inc. Class A	43,883	21,132,736
MGIC Investment Corp.	86,103	1,925,263
Visa, Inc. Class A	90,277	25,194,505
Western Union Co.	113,821	1,591,218
		80,466,968
Diversified Telecommunication Services–0.97%
AT&T, Inc.	279,591	4,920,802
Verizon Communications, Inc.	234,293	9,830,934
		14,751,736
Electric Utilities–0.80%
Edison International	21,410	1,514,329
Entergy Corp.	28,041	2,963,373
Evergy, Inc.	28,820	1,538,412
FirstEnergy Corp.	38,814	1,498,997
NextEra Energy, Inc.	25,272	1,615,133
OGE Energy Corp.	43,695	1,498,738
Xcel Energy, Inc.	28,332	1,522,845
		12,151,827
Electrical Equipment–1.43%
Acuity Brands, Inc.	9,756	2,621,730
AMETEK, Inc.	8,286	1,515,509
Eaton Corp. PLC	29,363	9,181,223
Emerson Electric Co.	23,711	2,689,302
Hubbell, Inc.	4,489	1,863,159
nVent Electric PLC	21,055	1,587,547
Vertiv Holdings Co. Class A	27,463	2,242,903
		21,701,373
Electronic Equipment, Instruments & Components–0.33%
Jabil, Inc.	21,544	2,885,819
TD SYNNEX Corp.	18,161	2,054,009
		4,939,828
Energy Equipment & Services–0.10%
TechnipFMC PLC	60,000	1,506,600
		1,506,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.78%
Electronic Arts, Inc.	37,259	$4,943,152
†Netflix, Inc.	19,530	11,861,155
†Spotify Technology SA	7,825	2,065,017
Walt Disney Co.	67,173	8,219,288
		27,088,612
Food & Staples Retailing–2.62%
Albertsons Cos., Inc. Class A	127,745	2,738,853
Casey's General Stores, Inc.	4,823	1,535,884
Costco Wholesale Corp.	20,244	14,831,362
Kroger Co.	193,932	11,079,335
Target Corp.	27,517	4,876,288
Walmart, Inc.	79,149	4,762,395
		39,824,117
Food Products–0.30%
Bunge Global SA	15,414	1,580,243
Ingredion, Inc.	12,623	1,474,997
Lamb Weston Holdings, Inc.	14,220	1,514,857
		4,570,097
Gas Utilities–0.20%
Atmos Energy Corp.	12,651	1,503,824
UGI Corp.	65,402	1,604,965
		3,108,789
Health Care Equipment & Supplies–2.82%
Abbott Laboratories	24,308	2,762,847
†Align Technology, Inc.	4,686	1,536,633
†Boston Scientific Corp.	102,144	6,995,843
†Dexcom, Inc.	13,280	1,841,936
†Edwards Lifesciences Corp.	16,729	1,598,623
†IDEXX Laboratories, Inc.	15,901	8,585,427
†Intuitive Surgical, Inc.	13,391	5,344,214
Medtronic PLC	41,246	3,594,589
ResMed, Inc.	8,764	1,735,535
Stryker Corp.	24,822	8,883,049
		42,878,696
Health Care Providers & Services–2.34%
Cardinal Health, Inc.	35,038	3,920,752
Cencora, Inc.	11,866	2,883,319
†Centene Corp.	114,275	8,968,302
Cigna Group	4,487	1,629,634
CVS Health Corp.	19,437	1,550,295
Elevance Health, Inc.	2,871	1,488,728
HCA Healthcare, Inc.	4,575	1,525,900
†Molina Healthcare, Inc.	8,962	3,681,859
UnitedHealth Group, Inc.	16,704	8,263,469
Universal Health Services, Inc. Class B	8,470	1,545,436
		35,457,694
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.10%
Welltower, Inc.	16,125	$1,506,720
		1,506,720
Health Care Technology–0.21%
†Veeva Systems, Inc. Class A	13,628	3,157,471
		3,157,471
Hotels, Restaurants & Leisure–1.38%
Booking Holdings, Inc.	3,736	13,553,760
†Chipotle Mexican Grill, Inc.	721	2,095,781
Domino's Pizza, Inc.	3,416	1,697,342
†Expedia Group, Inc.	12,530	1,726,007
†Royal Caribbean Cruises Ltd.	13,454	1,870,241
		20,943,131
Household Durables–0.16%
Toll Brothers, Inc.	18,490	2,392,051
		2,392,051
Household Products–1.60%
Colgate-Palmolive Co.	129,051	11,621,043
Procter & Gamble Co.	78,358	12,713,585
		24,334,628
Independent Power and Renewable Electricity Producers–0.64%
AES Corp.	98,134	1,759,543
Vistra Corp.	113,734	7,921,573
		9,681,116
Industrial Conglomerates–0.13%
General Electric Co.	11,297	1,982,962
		1,982,962
Industrial REITs–0.21%
First Industrial Realty Trust, Inc.	26,339	1,383,851
STAG Industrial, Inc.	48,055	1,847,234
		3,231,085
Insurance–1.22%
Aflac, Inc.	20,941	1,797,994
Chubb Ltd.	5,742	1,487,925
Hartford Financial Services Group, Inc.	54,619	5,628,488
Primerica, Inc.	10,870	2,749,675
Progressive Corp.	10,532	2,178,228
Reinsurance Group of America, Inc.	8,522	1,643,723
Travelers Cos., Inc.	6,622	1,523,987
Unum Group	29,586	1,587,585
		18,597,605
Interactive Media & Services–6.59%
†Alphabet, Inc. Class A	199,087	30,048,201
†Alphabet, Inc. Class C	193,472	29,458,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. Class A	83,520	$40,555,641
		100,061,889
IT Services–0.85%
Accenture PLC Class A	20,128	6,976,566
Cognizant Technology Solutions Corp. Class A	32,342	2,370,345
International Business Machines Corp.	18,725	3,575,726
		12,922,637
Life Sciences Tools & Services–1.48%
Agilent Technologies, Inc.	18,684	2,718,709
Danaher Corp.	6,666	1,664,634
†ICON PLC	10,360	3,480,442
†Medpace Holdings, Inc.	7,283	2,943,424
†Mettler-Toledo International, Inc.	6,474	8,618,771
Thermo Fisher Scientific, Inc.	2,631	1,529,164
West Pharmaceutical Services, Inc.	3,800	1,503,698
		22,458,842
Machinery–1.25%
AGCO Corp.	12,651	1,556,326
Allison Transmission Holdings, Inc.	27,307	2,216,236
Caterpillar, Inc.	15,045	5,512,939
Donaldson Co., Inc.	21,875	1,633,625
Oshkosh Corp.	13,031	1,625,096
PACCAR, Inc.	39,288	4,867,390
Snap-on, Inc.	5,093	1,508,649
		18,920,261
Media–1.15%
Comcast Corp. Class A	367,679	15,938,885
Fox Corp. Class A	47,329	1,479,978
		17,418,863
Metals & Mining–0.88%
Nucor Corp.	11,416	2,259,226
Reliance, Inc.	8,323	2,781,380
Steel Dynamics, Inc.	37,346	5,535,798
U.S. Steel Corp.	67,795	2,764,680
		13,341,084
Mortgage Real Estate Investment Trusts (REITs)–0.10%
Rithm Capital Corp.	135,963	1,517,347
		1,517,347
Multiline Retail–3.58%
†Amazon.com, Inc.	301,611	54,404,592
		54,404,592
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.89%
Consolidated Edison, Inc.	114,462	$10,394,294
DTE Energy Co.	13,377	1,500,097
Public Service Enterprise Group, Inc.	23,095	1,542,284
		13,436,675
Oil, Gas & Consumable Fuels–3.33%
APA Corp.	102,854	3,536,121
Cheniere Energy, Inc.	9,133	1,472,970
Chevron Corp.	9,470	1,493,798
ConocoPhillips	13,022	1,657,440
EOG Resources, Inc.	70,127	8,965,036
Exxon Mobil Corp.	71,706	8,335,105
HF Sinclair Corp.	24,031	1,450,752
Marathon Oil Corp.	61,666	1,747,614
Marathon Petroleum Corp.	49,454	9,964,981
Ovintiv, Inc.	31,222	1,620,422
Phillips 66	23,426	3,826,403
†Southwestern Energy Co.	217,830	1,651,151
Valero Energy Corp.	28,219	4,816,701
		50,538,494
Pharmaceuticals–2.78%
Bristol-Myers Squibb Co.	28,143	1,526,195
Eli Lilly & Co.	29,367	22,846,351
†Jazz Pharmaceuticals PLC	11,362	1,368,212
Johnson & Johnson	64,180	10,152,634
Merck & Co., Inc.	25,137	3,316,827
Viatris, Inc.	129,702	1,548,642
Zoetis, Inc.	8,536	1,444,377
		42,203,238
Professional Services–0.53%
Paychex, Inc.	11,724	1,439,707
Robert Half, Inc.	35,532	2,816,977
Verisk Analytics, Inc.	15,894	3,746,693
		8,003,377
Real Estate Management & Development–0.10%
†Jones Lang LaSalle, Inc.	8,019	1,564,427
		1,564,427
Residential REITs–0.10%
AvalonBay Communities, Inc.	8,230	1,527,159
		1,527,159
Retail REITs–1.00%
Simon Property Group, Inc.	96,950	15,171,706
		15,171,706
Road & Rail–0.42%
Landstar System, Inc.	7,413	1,428,930
Ryder System, Inc.	13,670	1,642,997
†Uber Technologies, Inc.	43,364	3,338,595
		6,410,522
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–9.69%
†Advanced Micro Devices, Inc.	20,990	$3,788,485
Applied Materials, Inc.	57,930	11,946,904
Broadcom, Inc.	15,031	19,922,238
†Cirrus Logic, Inc.	16,612	1,537,607
Intel Corp.	65,179	2,878,956
KLA Corp.	7,583	5,297,256
Lam Research Corp.	3,300	3,206,181
Micron Technology, Inc.	18,073	2,130,626
NVIDIA Corp.	88,469	79,937,050
NXP Semiconductors NV	6,193	1,534,440
QUALCOMM, Inc.	79,763	13,503,876
Skyworks Solutions, Inc.	13,861	1,501,423
		147,185,042
Software–10.60%
†Adobe, Inc.	19,049	9,612,125
†AppLovin Corp. Class A	53,574	3,708,392
†Cadence Design Systems, Inc.	17,167	5,343,744
†DocuSign, Inc.	51,633	3,074,745
†Dropbox, Inc. Class A	64,150	1,558,845
†Fair Isaac Corp.	1,215	1,518,276
Intuit, Inc.	7,675	4,988,750
†Manhattan Associates, Inc.	18,149	4,541,424
Microsoft Corp.	261,687	110,096,955
Oracle Corp.	12,927	1,623,760
†Palo Alto Networks, Inc.	5,220	1,483,159
Salesforce, Inc.	25,271	7,611,120
†ServiceNow, Inc.	2,518	1,919,723
†Synopsys, Inc.	4,261	2,435,162
†Zoom Video Communications, Inc. Class A	22,332	1,459,843
		160,976,023
Specialized REITs–1.24%
American Tower Corp.	7,464	1,474,812
Iron Mountain, Inc.	69,165	5,547,725
Lamar Advertising Co. Class A	13,443	1,605,228
VICI Properties, Inc.	341,418	10,170,842
		18,798,607
Specialty Retail–2.06%
Best Buy Co., Inc.	18,880	1,548,726
Home Depot, Inc.	31,791	12,195,028
Murphy USA, Inc.	3,618	1,516,666
†O'Reilly Automotive, Inc.	1,323	1,493,508
Ross Stores, Inc.	9,991	1,466,279
TJX Cos., Inc.	73,024	7,406,094
†Ulta Beauty, Inc.	2,708	1,415,959
Williams-Sonoma, Inc.	13,254	4,208,543
		31,250,803
Technology Hardware, Storage & Peripherals–5.41%
Apple, Inc.	467,583	80,181,133
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	18,955	$1,989,706
		82,170,839
Textiles, Apparel & Luxury Goods–0.36%
†Deckers Outdoor Corp.	4,166	3,921,289
†Lululemon Athletica, Inc.	4,131	1,613,775
		5,535,064
Tobacco–0.51%
Altria Group, Inc.	178,466	7,784,687
		7,784,687
Trading Companies & Distributors–0.45%
†Core & Main, Inc. Class A	33,074	1,893,487
Fastenal Co.	20,503	1,581,601
Ferguson PLC	7,262	1,586,239
WW Grainger, Inc.	1,810	1,841,313
		6,902,640
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.09%
American Water Works Co., Inc.	11,735	$1,434,134
		1,434,134
Total Common Stock (Cost $1,127,554,490)		1,506,990,042

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	11,155,009	11,155,009
Total Money Market Fund (Cost $11,155,009)		11,155,009

TOTAL INVESTMENTS–99.97% (Cost $1,138,709,499)	1,518,145,051
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	429,684
NET ASSETS APPLICABLE TO 109,586,539 SHARES OUTSTANDING–100.00%	$1,518,574,735

†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
34	E-mini S&P 500 Index	$9,024,450	$8,883,452	6/21/24	$140,998	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,506,990,042	$—	$—	$1,506,990,042
Money Market Fund	11,155,009	—	—	11,155,009
Total Investments	$1,518,145,051	$—	$—	$1,518,145,051
Derivatives:

Assets:
Futures Contract	$140,998	$—	$—	$140,998
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund–6